INCOME TAXES - Significant components of the Company's deferred tax assets and liabilities (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 7,612,000	$ 2,075,000
Unrecognized deferred tax assets	(7,612,000)	(2,075,000)
Net deferred tax	0	0
Investments.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	254,000	94,000
Exploration and evaluation assets.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,422,000	840,000
Non-capital tax loss carry forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,305,000	410,000
Net capital loss carry forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	45,000	46,000
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,436,000	655,000
Capital asset
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 150,000	$ 30,000